Equity (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended
	Jul. 02, 2025	May 10, 2024	Jul. 31, 2020	Sep. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025
Class of Stock [Line Items]
Preferred shares issued		480,000
Ordinary shares par value per share		$ 0.0002			$ 0.0002		$ 0.0002
Ordinary shares, value		$ 96		$ 436,800
Preferred shares par value per share					$ 0.0002		$ 0.0002
[custom:ClassOfWarrantOrRightIssued]			150,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 6.00
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares par value per share	$ 0.0002
Chief Executive Officer [Member]
Class of Stock [Line Items]
Preferred shares issued		240,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares issued	1,000,000
Chief Financial Officer [Member]
Class of Stock [Line Items]
Preferred shares issued		240,000